Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Class A units Common Stock	Class C units Common Stock
Beginning balance at Dec. 31, 2022		$ 95,786				$ 88,754	$ (3,255)	$ 10,287	$ 0
Distributions to members – tax advances and profit distributions		(1,837)				(1,837)
Total other comprehensive income loss		2,220					2,220
Net income		37,797				37,797
Ending balance (in shares) at Dec. 31, 2023				12,904,495
Ending balance at Dec. 31, 2023		133,966		$ 13	$ 10,274	124,714	(1,035)	10,287	0
Distributions to members – tax advances and profit distributions	[1]	(12,024)				(12,024)
Total other comprehensive income loss		1,149					1,149
Net income		$ 31,344				31,344
Ending balance (in shares) at Sep. 30, 2024		12,904,495		12,904,495
Ending balance at Sep. 30, 2024		$ 154,435		$ 13	10,274	144,034	114
Beginning balance (in shares) at Dec. 31, 2023				12,904,495
Beginning balance at Dec. 31, 2023		133,966		$ 13	10,274	124,714	(1,035)	10,287	0
Distributions to members – tax advances and profit distributions		(12,024)				(12,024)
Total other comprehensive income loss		708					708
Net income		39,742				39,742
Ending balance (in shares) at Dec. 31, 2024				12,904,495
Ending balance at Dec. 31, 2024		$ 162,392	[2]	$ 13	10,274	152,432	(327)	10,287	0
Beginning balance (in shares) at Jun. 30, 2024		12,904,495
Beginning balance at Jun. 30, 2024		$ 148,893		$ 13	10,274	139,521	(915)
Total other comprehensive income loss		1,029					1,029
Net income		$ 4,513				4,513
Ending balance (in shares) at Sep. 30, 2024		12,904,495		12,904,495
Ending balance at Sep. 30, 2024		$ 154,435		$ 13	10,274	144,034	114
Beginning balance (in shares) at Dec. 31, 2024				12,904,495
Beginning balance at Dec. 31, 2024		162,392	[2]	$ 13	10,274	152,432	(327)	$ 10,287	$ 0
Distributions to members – tax advances and profit distributions	[1]	(22,875)				(22,875)
Total other comprehensive income loss		2,056					2,056
Net income		78,753				78,753
Vesting of restricted stock awards (in shares)				656,896
Vesting of restricted stock awards		10,534		$ 1	10,533
Tax withholding on vesting of restricted stock awards (in shares)				(234,587)
Tax withholding on vesting of restricted stock awards		(3,753)			(3,753)
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and other offering costs (in shares)				6,250,000
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and other offering costs		$ 88,773		$ 6	88,767
Ending balance (in shares) at Sep. 30, 2025		19,576,804		19,576,804
Ending balance at Sep. 30, 2025		$ 315,880	[2]	$ 20	105,821	208,310	1,729
Beginning balance (in shares) at Jun. 30, 2025		19,571,965
Beginning balance at Jun. 30, 2025		$ 301,874		20	105,720	195,147	987
Total other comprehensive income loss		742					742
Net income		$ 13,163				13,163
Vesting of restricted stock awards (in shares)		4,839
Vesting of restricted stock awards		$ 101		$ 0	101
Ending balance (in shares) at Sep. 30, 2025		19,576,804		19,576,804
Ending balance at Sep. 30, 2025		$ 315,880	[2]	$ 20	$ 105,821	$ 208,310	$ 1,729

[1]	The distributions were made to members prior to the IPO. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 10 — “Shareholders’ Equity.”
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of American Integrity Insurance Group, Inc. as a result of the Corporate Contribution. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 13 — “Earnings Per Share.”